SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
Nonvested Restricted Stock Units Activity

A summary of the activity relating to restricted common shares during the years ended December 31, 2012, 2011 and 2010 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of January 1, 2010 (1)	181,667	$15.01	1.8
Granted (2)	12,085	11.04	1.2
Outstanding and non-vested shares, as of December 31, 2010	193,752	14.76	1.7
Granted (3), (4), (5), (6)	1,984,751	0.93	2.4
Forfeited (1), (2), (3), (4)	(65,651)	3.38	-
Vested (1), (2)	(181,252)	14.94	-
Outstanding and non-vested shares, as of December 31, 2011	1,931,600	0.92	2.4
Forfeited (4), (6)	(517,736)	0.91	-
Vested (1), (3), (4), (5), (6)	(589,538)	0.83	-
Outstanding and non-vested shares, as of December 31, 2012	824,326	$0.99	2.9

(1)
181,667 shares were granted on the date of the recapitalization; 166,667 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 83,334 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 15,000 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 5,000 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 2,500 shares will fully vest on January 1, 2013.

(2)
6,668 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 5,417 shares were granted on April 15, 2010, of which: (a) 1,667 vested over a one year period (January 1, 2011) and (b) 3,750 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 1,250 vested on January 1, 2011 and (ii) the remaining 2,500 were forfeited on December 31, 2011 due to the resignation of one board member.

(3)
8,335 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 5,001 shares were forfeited on December 31, 2011 due to the resignation of three board members and 3,334 shares were fully vested in 2012.

(4)
365,250 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 53,150 shares were forfeited during 2011 and 92,150 as of December 31, 2012. 50,600 were fully vested as of December 31, 2012. The remaining 169,350 shares will fully vest on April 1, 2013, unless forfeited prior to such time.

(5)
350,000 shares were granted to members of the board of directors on December 21, 2011, of which 140,000 shares were vested upon issuance (February 15, 2012) and the remaining 210,000 shares were vested on December 31, 2012.

(6)
1,261,166 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 314,930 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 946,236 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012, 425,586 of such shares were forfeited and 183,104 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 652,476 shares will fully vest on their original vesting date, unless forfeited prior to such time.

Share-based Compensation, Stock Options, Activity
The summary of share option awards is summarized as follows (in thousands except per share data):

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Vesting Period (Years)
Outstanding, as of January 1, 2010 (1)	275,000	$27.45	$6.24	3.0
Outstanding, as of December 31, 2010	275,000	27.45	6.99	3.0
Forfeited (1)	(104,167)	19.80	9.33	-
Outstanding, as of December 31, 2011	170,833	32.12	6.96	3.0
Outstanding, as of December 31, 2012	170,833	$32.12	$6.96	3.0
Exercisable at December 31, 2012	170,833	$32.12	$6.96	-

(1)
In 2008, the Company granted 25,000 share options to purchase common shares subject to a vesting period of three annual equal installments. On October 13, 2009, all these shares were vested due to the recapitalization.